UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2021

Item 1.

Reports to Stockholders

Fidelity® U.S. Equity Central Fund

Annual Report

June 30, 2021

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Directors and Officers (Trustees and Officers)
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity® U.S. Equity Central Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® U.S. Equity Central Fund on September 18, 2020, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI US Investable Market 2500 Index performed over the same period.

Period Ending Values
$13,447	Fidelity® U.S. Equity Central Fund
$13,399	MSCI US Investable Market 2500 Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 40.79% for the 12 months ending June 30, 2021, as U.S. equities staged a historic rebound following a steep but brief decline due to the early-2020 outbreak and spread of COVID-19. A confluence of powerful forces propelled risk assets, returning the stock market to pre-pandemic highs by late August 2020. The rally slowed in September, when stocks began a two-month retreat amid Congress’s inability to reach a deal on additional fiscal stimulus, as well as uncertainty about the election. But as the calendar turned, investors grew hopeful. The rollout of three COVID-19 vaccines was underway, the U.S. Federal Reserve pledged to hold interest rates near zero until the economy recovered, and the federal government planned to deploy trillions of dollars to boost consumers and the economy. A flattish May reflected concerns about inflation and jobs, but the uptrend resumed to close the first half of the year. This backdrop fueled a sharp rotation, with small-cap value usurping leadership from large growth. As part of the “reopening” trade, investors moved out of tech-driven mega-caps that had thrived due to the work-from-home trend in favor of cheap smaller companies that stood to benefit from a broad cyclical recovery. By sector, financials (+62%) led, riding momentum among banks (+71%). Industrials (+51%), materials and energy (+49% each) followed. Conversely, notable “laggards” included the utilities (+16%), consumer staples (+23%) and health care (+28%) sectors. Information technology (+42%) edged the index.

Comments from Portfolio Manager Robert Stansky:  From commencement of operations on September 18, 2020, through June 30, 2021, the central fund gained 34.47%, modestly ahead of the 33.99% advance of its benchmark, the MSCI U.S. Investable Market 2500 Index. Versus the benchmark, stock selection in the communication services sector stood out as a meaningful contributor to performance. To a lesser extent, picks in the financials sector – especially the diversified financials segment – and the materials sector also helped. From a stock perspective, an overweighting in Capital One Financial (+116%) contributed most, by far. We reduced this position. Negligible exposure to weak-performing benchmark component Verizon Communications (-3%), which was sold from the fund during the period, also helped. It also aided relative performance to avoid lagging health care stocks Johnson & Johnson (+16%) and Merck (+1%). Conversely, investment choices in the industrials sector – particularly the capital goods segment – and the health care sector notably detracted from the fund’s performance versus the benchmark. A small cash position also weighed on relative performance in a strongly rising market. Among individual holdings, an out-of-benchmark stake in Switzerland-based Roche Holdings (+5%) – a position we considerably reduced – detracted most. Our decision to avoid strong-performing benchmark component Nvidia (+60%) also detracted. Non-benchmark exposure to Ant International (-74%) and an overweighting in salesforce.com (0%) further hampered the central fund’s relative result. Notable changes in positioning include increased exposure to the financials and communication services sectors and a lower allocation to health care and information technology.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2021

% of fund's net assets
Microsoft Corp.	5.8
Apple, Inc.	5.3
Alphabet, Inc. Class A	4.1
Amazon.com, Inc.	3.0
Facebook, Inc. Class A	2.5
Comcast Corp. Class A	1.3
UnitedHealth Group, Inc.	1.2
Capital One Financial Corp.	1.1
Adobe, Inc.	1.1
Bank of America Corp.	1.0
26.4

Top Five Market Sectors as of June 30, 2021

% of fund's net assets
Information Technology	24.7
Health Care	13.0
Consumer Discretionary	11.6
Financials	11.6
Communication Services	11.3

Asset Allocation (% of fund's net assets)

As of June 30, 2021*
Stocks and Equity Futures	98.5%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.4%

 * Foreign investments - 8.2%

Schedule of Investments June 30, 2021

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
COMMUNICATION SERVICES - 11.3%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	185,700	$5,344,446
Liberty Global PLC Class C (a)	1,369,218	37,023,655
Liberty Latin America Ltd. Class C (a)	787,134	11,098,589
		53,466,690
Entertainment - 2.0%
Activision Blizzard, Inc.	825,425	78,778,562
Cinemark Holdings, Inc. (a)(b)	1,346,402	29,553,524
Electronic Arts, Inc.	535,696	77,049,156
Lions Gate Entertainment Corp.:
Class A (a)(b)	113,100	2,341,170
Class B (a)	915,526	16,754,126
Live Nation Entertainment, Inc. (a)	177,939	15,585,677
Marcus Corp. (a)(b)	628,000	13,319,880
Netflix, Inc. (a)	171,405	90,537,835
Take-Two Interactive Software, Inc. (a)	234,160	41,451,003
The Walt Disney Co. (a)	968,120	170,166,452
World Wrestling Entertainment, Inc. Class A (b)	134,824	7,804,961
Zynga, Inc. (a)	1,565,388	16,640,074
		559,982,420
Interactive Media & Services - 6.9%
Alphabet, Inc. Class A (a)	471,920	1,152,329,537
ANGI Homeservices, Inc. Class A (a)	884,581	11,959,535
Facebook, Inc. Class A (a)	1,993,825	693,272,891
IAC (a)	23,700	3,653,829
Match Group, Inc. (a)	81,827	13,194,604
Snap, Inc. Class A (a)	931,500	63,472,410
Vimeo, Inc. (a)	69,972	3,428,628
		1,941,311,434
Media - 1.7%
Altice U.S.A., Inc. Class A (a)	228,400	7,797,576
Comcast Corp. Class A	6,350,582	362,110,186
DISH Network Corp. Class A (a)	219,563	9,177,733
Liberty Broadband Corp. Class A (a)	431,427	72,553,079
Liberty Media Corp. Liberty Media Class A (a)	190,671	8,128,305
S4 Capital PLC (a)	1,055,400	9,168,391
TechTarget, Inc. (a)	35,100	2,719,899
ViacomCBS, Inc. Class B	350,100	15,824,520
		487,479,689
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc.	992,238	143,705,830

TOTAL COMMUNICATION SERVICES		3,185,946,063

CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.0%
Adient PLC (a)	193,313	8,737,748
Automobiles - 0.8%
Ferrari NV	76,713	15,806,714
Tesla, Inc. (a)	307,850	209,245,645
		225,052,359
Diversified Consumer Services - 0.0%
Grand Canyon Education, Inc. (a)	47,295	4,255,131
Hotels, Restaurants & Leisure - 2.2%
Airbnb, Inc. Class A	114,600	17,549,844
ARAMARK Holdings Corp.	359,100	13,376,475
Booking Holdings, Inc. (a)	31,400	68,706,026
Caesars Entertainment, Inc. (a)	636,186	66,004,298
Chipotle Mexican Grill, Inc. (a)	20,227	31,358,727
Churchill Downs, Inc.	155,150	30,760,039
Compass Group PLC (a)	602,500	12,693,419
Domino's Pizza, Inc.	36,900	17,213,481
Expedia, Inc. (a)	323,900	53,025,669
Hilton Worldwide Holdings, Inc. (a)	361,039	43,548,524
Lindblad Expeditions Holdings (a)	393,520	6,300,255
Marriott International, Inc. Class A (a)	244,300	33,351,836
Marriott Vacations Worldwide Corp. (a)	106,270	16,928,811
McDonald's Corp.	54,409	12,567,935
MGM Resorts International	52,300	2,230,595
Noodles & Co. (a)	1,074,094	13,404,693
Penn National Gaming, Inc. (a)	425,500	32,546,495
Planet Fitness, Inc. (a)	177,032	13,321,658
Restaurant Brands International, Inc.	231,100	14,890,253
Ruth's Hospitality Group, Inc. (a)	193,424	4,454,555
Starbucks Corp.	694,737	77,678,544
Vail Resorts, Inc. (a)	48,579	15,376,225
Wyndham Hotels & Resorts, Inc.	146,300	10,576,027
		607,864,384
Household Durables - 0.3%
D.R. Horton, Inc.	310,420	28,052,655
Lennar Corp. Class A	238,476	23,692,591
NVR, Inc. (a)	3,618	17,993,399
Purple Innovation, Inc. (a)	417,825	11,034,758
Tempur Sealy International, Inc.	184,400	7,226,636
Tupperware Brands Corp. (a)	56,309	1,337,339
		89,337,378
Internet & Direct Marketing Retail - 3.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	32,200	7,302,316
Amazon.com, Inc. (a)	249,342	857,776,375
Coupang, Inc. Class A (a)(b)	94,600	3,956,172
Deliveroo PLC (a)(c)	833,500	3,325,196
Deliveroo PLC	676,600	2,564,291
eBay, Inc.	513,100	36,024,751
Farfetch Ltd. Class A (a)	349,500	17,600,820
Global-e Online Ltd. (a)	109,000	6,221,720
Marqeta, Inc. Class A	119,400	3,351,558
MercadoLibre, Inc. (a)	17,200	26,793,988
The Honest Co., Inc.	342,440	4,989,693
The RealReal, Inc. (a)	678,024	13,397,754
Wayfair LLC Class A (a)	40,318	12,728,796
		996,033,430
Multiline Retail - 0.6%
B&M European Value Retail SA	613,052	4,860,936
Dollar General Corp.	271,461	58,741,446
Dollar Tree, Inc. (a)	271,137	26,978,132
Kohl's Corp.	219,300	12,085,623
Nordstrom, Inc. (a)	405,800	14,840,106
Ollie's Bargain Outlet Holdings, Inc. (a)	249,859	21,020,638
Target Corp.	181,200	43,803,288
		182,330,169
Specialty Retail - 2.1%
Academy Sports & Outdoors, Inc.	181,500	7,485,060
American Eagle Outfitters, Inc.	1,091,374	40,959,266
Aritzia LP (a)	183,600	5,492,004
Burlington Stores, Inc. (a)	231,873	74,660,787
Carvana Co. Class A (a)	71,710	21,643,512
Dick's Sporting Goods, Inc.	153,300	15,359,127
Five Below, Inc. (a)	99,729	19,274,624
Floor & Decor Holdings, Inc. Class A (a)	226,216	23,911,031
L Brands, Inc.	189,674	13,667,908
Lowe's Companies, Inc.	462,130	89,639,356
Ross Stores, Inc.	343,447	42,587,428
Sally Beauty Holdings, Inc. (a)	296,500	6,543,755
The Home Depot, Inc.	495,313	157,950,363
TJX Companies, Inc.	539,186	36,351,920
Ulta Beauty, Inc. (a)	69,000	23,858,130
		579,384,271
Textiles, Apparel & Luxury Goods - 2.1%
adidas AG	33,114	12,356,750
Canada Goose Holdings, Inc. (a)	110,000	4,807,841
Capri Holdings Ltd. (a)	2,035,605	116,416,250
Crocs, Inc. (a)	14,100	1,642,932
Deckers Outdoor Corp. (a)	108,717	41,754,938
G-III Apparel Group Ltd. (a)	380,279	12,495,968
Hermes International SCA	3,600	5,244,098
Kontoor Brands, Inc.	56,700	3,198,447
Levi Strauss & Co. Class A	425,900	11,805,948
lululemon athletica, Inc. (a)	127,762	46,629,297
LVMH Moet Hennessy Louis Vuitton SE	25,891	20,367,337
NIKE, Inc. Class B	841,552	130,011,368
PVH Corp. (a)	654,572	70,425,401
Ralph Lauren Corp.	153,927	18,134,140
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	105,500	5,257,065
Tapestry, Inc. (a)	1,948,810	84,734,259
		585,282,039

TOTAL CONSUMER DISCRETIONARY		3,278,276,909

CONSUMER STAPLES - 5.6%
Beverages - 1.7%
Boston Beer Co., Inc. Class A (a)	500	510,400
Coca-Cola Bottling Co. Consolidated	1,800	723,834
Constellation Brands, Inc. Class A (sub. vtg.)	110,866	25,930,449
Diageo PLC	508,574	24,375,203
Keurig Dr. Pepper, Inc.	1,170,401	41,244,931
Molson Coors Beverage Co. Class B (a)	66,500	3,570,385
Monster Beverage Corp. (a)	761,478	69,561,015
PepsiCo, Inc.	718,700	106,489,779
Primo Water Corp.	107,200	1,793,456
The Coca-Cola Co.	4,021,291	217,592,056
		491,791,508
Food & Staples Retailing - 0.8%
BJ's Wholesale Club Holdings, Inc. (a)	643,546	30,619,919
Costco Wholesale Corp.	123,700	48,944,379
Grocery Outlet Holding Corp. (a)(b)	145,100	5,029,166
Kroger Co.	113,623	4,352,897
Performance Food Group Co. (a)	382,557	18,550,189
Sysco Corp.	91,000	7,075,250
U.S. Foods Holding Corp. (a)	984,911	37,781,186
Walmart, Inc.	595,700	84,005,614
		236,358,600
Food Products - 0.8%
Bunge Ltd.	125,100	9,776,565
Conagra Brands, Inc.	414,500	15,079,510
Darling Ingredients, Inc. (a)	108,300	7,310,250
JDE Peet's BV	203,600	7,387,412
Laird Superfood, Inc.	63,100	1,884,797
Lamb Weston Holdings, Inc.	415,375	33,504,148
McCormick & Co., Inc. (non-vtg.)	78,100	6,897,792
Mondelez International, Inc.	1,745,612	108,996,013
Nomad Foods Ltd. (a)	61,000	1,724,470
Sanderson Farms, Inc.	1,200	225,564
TreeHouse Foods, Inc. (a)	582,603	25,937,486
Tyson Foods, Inc. Class A	175,300	12,930,128
		231,654,135
Household Products - 1.5%
Energizer Holdings, Inc.	313,715	13,483,471
Kimberly-Clark Corp.	586,400	78,448,592
Procter & Gamble Co.	1,905,093	257,054,198
Reckitt Benckiser Group PLC	6,900	609,616
Reynolds Consumer Products, Inc.	932,752	28,309,023
The Clorox Co.	169,000	30,404,790
		408,309,690
Personal Products - 0.2%
Herbalife Nutrition Ltd. (a)	751,413	39,622,007
Shiseido Co. Ltd.	56,000	4,118,781
The Beauty Health Co. (a)	200,000	3,360,000
The Beauty Health Co. (d)	600,000	9,072,000
		56,172,788
Tobacco - 0.6%
Altria Group, Inc.	1,907,067	90,928,955
Philip Morris International, Inc.	726,153	71,969,024
RLX Technology, Inc. ADR (b)	557,500	4,866,975
		167,764,954

TOTAL CONSUMER STAPLES		1,592,051,675

ENERGY - 2.9%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	968,454	22,148,543
Halliburton Co.	1,008,600	23,318,832
Oceaneering International, Inc. (a)	719,900	11,208,843
Subsea 7 SA	1,886,200	18,108,081
		74,784,299
Oil, Gas & Consumable Fuels - 2.6%
Africa Oil Corp. (a)	6,392,576	6,136,790
APA Corp.	650,200	14,063,826
Canadian Natural Resources Ltd.	1,559,459	56,611,532
Cheniere Energy, Inc. (a)	346,278	30,036,154
Denbury, Inc. (a)	69,300	5,320,854
Enterprise Products Partners LP	335,100	8,085,963
Exxon Mobil Corp.	4,298,738	271,164,393
Hess Corp.	998,675	87,204,301
Imperial Oil Ltd.	618,300	18,844,284
Kosmos Energy Ltd. (a)	2,928,345	10,132,074
Magellan Midstream Partners LP	432,916	21,173,922
Marathon Petroleum Corp.	86,000	5,196,120
MEG Energy Corp. (a)	6,637,700	48,031,759
Murphy Oil Corp.	1,045,600	24,341,568
National Energy Services Reunited Corp. (a)	113,500	1,617,375
Phillips 66 Co.	587,059	50,381,403
Range Resources Corp. (a)	772,200	12,942,072
Targa Resources Corp.	454,200	20,189,190
Valero Energy Corp.	478,286	37,344,571
Whiting Petroleum Corp. (a)	64,922	3,541,495
		732,359,646

TOTAL ENERGY		807,143,945

FINANCIALS - 11.6%
Banks - 4.4%
Bank Ireland Group PLC	2,424,300	12,984,630
Bank of America Corp.	6,776,778	279,406,557
BNP Paribas SA	354,000	22,216,914
Citigroup, Inc.	619,900	43,857,925
Citizens Financial Group, Inc.	1,280,100	58,718,187
Comerica, Inc.	347,900	24,819,186
First Horizon National Corp.	2,102,469	36,330,664
JPMorgan Chase & Co.	919,200	142,972,368
M&T Bank Corp.	278,128	40,414,780
NatWest Group PLC	2,452,600	6,893,929
Piraeus Financial Holdings SA (a)	4,443,800	7,851,161
PNC Financial Services Group, Inc.	697,500	133,055,100
Signature Bank	111,746	27,450,405
Societe Generale Series A	1,450,700	42,913,759
Standard Chartered PLC (United Kingdom)	4,813,500	30,695,752
Starling Bank Ltd. Series D (a)(e)	4,618,325	8,268,992
UniCredit SpA	1,566,500	18,481,900
Wells Fargo & Co.	6,054,877	274,225,379
Wintrust Financial Corp.	333,900	25,252,857
		1,236,810,445
Capital Markets - 2.7%
Bank of New York Mellon Corp.	3,269,100	167,475,993
BlackRock, Inc. Class A	157,714	137,995,019
Brookfield Asset Management, Inc. Class A	564,700	28,788,406
Cboe Global Markets, Inc.	281,972	33,568,767
Coinbase Global, Inc. (a)(b)	21,700	5,496,610
Goldman Sachs Group, Inc.	164,700	62,508,591
Hamilton Lane, Inc. Class A	171,196	15,599,380
Lazard Ltd. Class A	461,886	20,900,342
Morgan Stanley	1,543,484	141,522,048
Patria Investments Ltd.	899,178	15,843,516
State Street Corp.	818,500	67,346,180
StepStone Group, Inc. Class A	1,096,119	37,706,494
Virtu Financial, Inc. Class A	1,188,768	32,845,660
		767,597,006
Consumer Finance - 2.2%
Ally Financial, Inc.	670,845	33,434,915
American Express Co.	1,019,100	168,385,893
Capital One Financial Corp.	2,104,174	325,494,676
LendingTree, Inc. (a)	78,200	16,569,016
OneMain Holdings, Inc.	1,451,011	86,930,069
		630,814,569
Diversified Financial Services - 0.2%
Ant International Co. Ltd. Class C (a)(d)(e)	3,805,376	11,073,644
Flywire Corp. (a)	55,400	2,035,396
Voya Financial, Inc.	706,000	43,419,000
		56,528,040
Insurance - 1.8%
AIA Group Ltd.	1,564,400	19,407,287
American International Group, Inc.	1,171,363	55,756,879
Arch Capital Group Ltd. (a)	923,000	35,941,620
Arthur J. Gallagher & Co.	314,600	44,069,168
Brookfield Asset Management Reinsurance Partners Ltd. (a)	3,894	202,566
Chubb Ltd.	289,600	46,029,024
Fairfax Financial Holdings Ltd. (sub. vtg.)	43,200	18,944,434
Hartford Financial Services Group, Inc.	1,394,769	86,433,835
Principal Financial Group, Inc.	582,800	36,827,132
Reinsurance Group of America, Inc.	203,700	23,221,800
The Travelers Companies, Inc.	765,678	114,629,653
Willis Towers Watson PLC	157,328	36,188,587
		517,651,985
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd.	870,133	39,112,478
MGIC Investment Corp.	2,262,719	30,772,978
Mr. Cooper Group, Inc. (a)	20	661
		69,886,117

TOTAL FINANCIALS		3,279,288,162

HEALTH CARE - 12.9%
Biotechnology - 2.9%
Acceleron Pharma, Inc. (a)	128,000	16,062,720
ADC Therapeutics SA (a)	350,738	8,540,470
Agios Pharmaceuticals, Inc. (a)	350,000	19,288,500
Alnylam Pharmaceuticals, Inc. (a)	333,800	56,585,776
Ambrx Biopharma, Inc. ADR (b)	170,350	3,338,860
Arcutis Biotherapeutics, Inc. (a)	296,100	8,080,569
Argenx SE ADR (a)	250,000	75,267,500
Ascendis Pharma A/S sponsored ADR (a)	340,000	44,727,000
Avid Bioservices, Inc. (a)	420,000	10,773,000
BeiGene Ltd. ADR (a)	40,000	13,727,600
BioAtla, Inc.	280,000	11,866,400
Black Diamond Therapeutics, Inc. (a)(b)	72,100	878,899
Blueprint Medicines Corp. (a)	140,000	12,314,400
Century Therapeutics, Inc.	291,350	8,548,209
Cerevel Therapeutics Holdings (a)	200,000	5,124,000
Cytokinetics, Inc. (a)	420,000	8,311,800
Denali Therapeutics, Inc. (a)	185,000	14,511,400
Exelixis, Inc. (a)	620,000	11,296,400
Fate Therapeutics, Inc. (a)	210,000	18,225,900
Forma Therapeutics Holdings, Inc.	250,000	6,222,500
Generation Bio Co.	300,000	8,070,000
Graphite Bio, Inc.	100,000	3,073,000
Innovent Biologics, Inc. (a)(c)	2,250,000	26,240,292
Instil Bio, Inc. (a)	180,000	3,477,600
Intellia Therapeutics, Inc. (a)	70,000	11,333,700
Janux Therapeutics, Inc.	122,893	3,066,180
Keros Therapeutics, Inc. (a)	160,000	6,795,200
Kinnate Biopharma, Inc.	100,000	2,328,000
Kura Oncology, Inc. (a)	440,000	9,174,000
Kymera Therapeutics, Inc. (a)	160,000	7,760,000
Mirati Therapeutics, Inc. (a)	174,000	28,106,220
Novavax, Inc. (a)	85,000	18,046,350
ORIC Pharmaceuticals, Inc. (a)	250,000	4,422,500
Passage Bio, Inc. (a)	260,000	3,442,400
Poseida Therapeutics, Inc. (a)	100,200	1,004,004
Poseida Therapeutics, Inc. (c)	516,591	5,176,242
Prelude Therapeutics, Inc.	280,000	8,016,400
PTC Therapeutics, Inc. (a)	358,400	15,149,568
Recursion Pharmaceuticals, Inc. (a)	100,000	3,650,000
Regeneron Pharmaceuticals, Inc. (a)	180,000	100,537,200
Relay Therapeutics, Inc. (a)	380,000	13,904,200
Repare Therapeutics, Inc.	175,600	5,475,208
Revolution Medicines, Inc. (a)	400,000	12,696,000
Sage Therapeutics, Inc. (a)	25,790	1,465,130
Sarepta Therapeutics, Inc. (a)	280,000	21,767,200
Scholar Rock Holding Corp. (a)	68,681	1,984,881
Shattuck Labs, Inc.	322,600	9,352,174
Stoke Therapeutics, Inc. (a)	200,000	6,732,000
Taysha Gene Therapies, Inc.	160,000	3,392,000
TG Therapeutics, Inc. (a)	920,000	35,686,800
Turning Point Therapeutics, Inc. (a)	128,000	9,986,560
uniQure B.V. (a)	228,000	7,022,400
Vaxcyte, Inc.	280,000	6,302,800
Xencor, Inc. (a)	450,000	15,520,500
Zentalis Pharmaceuticals, Inc. (a)	440,000	23,408,000
Zymeworks, Inc. (a)	338,106	11,728,897
		808,985,509
Health Care Equipment & Supplies - 2.7%
Angelalign Technology, Inc.	8,600	443,718
Boston Scientific Corp. (a)	4,750,000	203,110,000
Danaher Corp.	700,000	187,852,000
DexCom, Inc. (a)	32,000	13,664,000
Envista Holdings Corp. (a)	600,000	25,926,000
Hologic, Inc. (a)	600,000	40,032,000
Insulet Corp. (a)	350,000	96,078,500
Intuitive Surgical, Inc. (a)	28,000	25,749,920
Masimo Corp. (a)	128,000	31,033,600
Outset Medical, Inc.	300,000	14,994,000
Penumbra, Inc. (a)	394,112	108,010,335
Tandem Diabetes Care, Inc. (a)	254,000	24,739,600
		771,633,673
Health Care Providers & Services - 3.9%
1Life Healthcare, Inc. (a)	272,589	9,011,792
Alignment Healthcare, Inc. (a)	1,080,000	25,239,600
Anthem, Inc.	28,000	10,690,400
Cano Health LLC (d)	1,800,000	20,691,000
Cano Health, Inc. (a)	1,340,000	16,214,000
Centene Corp. (a)	1,600,000	116,688,000
Cigna Corp.	800,000	189,656,000
Guardant Health, Inc. (a)	180,000	22,354,200
HCA Holdings, Inc.	270,000	55,819,800
Humana, Inc.	520,000	230,214,400
LifeStance Health Group, Inc.	350,000	9,751,000
Oak Street Health, Inc. (a)	180,000	10,542,600
Option Care Health, Inc. (a)	410,600	8,979,822
Rede D'Oregon Sao Luiz SA (c)	1,900,000	26,369,577
Surgery Partners, Inc. (a)	250,000	16,655,000
UnitedHealth Group, Inc.	834,000	333,966,960
		1,102,844,151
Health Care Technology - 0.4%
agilon health, Inc. (a)(b)	500,000	20,285,000
Castlight Health, Inc. (a)	689,200	1,812,596
Castlight Health, Inc. Class B (a)	1,000,000	2,630,000
Doximity, Inc.	41,200	2,397,840
Evolent Health, Inc. (a)	451,689	9,539,672
Health Catalyst, Inc. (a)	400,000	22,204,000
Inspire Medical Systems, Inc. (a)	100,000	19,326,000
Phreesia, Inc. (a)	280,000	17,164,000
		95,359,108
Life Sciences Tools & Services - 1.1%
10X Genomics, Inc. (a)	315,000	61,683,300
Bio-Rad Laboratories, Inc. Class A (a)	69,000	44,456,010
Bruker Corp.	650,000	49,387,000
Charles River Laboratories International, Inc. (a)	54,000	19,975,680
JHL Biotech, Inc. (a)(e)	1,008,062	0
Lonza Group AG	64,000	45,373,233
Maravai LifeSciences Holdings, Inc.	280,000	11,684,400
Olink Holding AB ADR (a)	200,000	6,884,000
Seer, Inc. Class A (d)	151,545	4,967,645
Thermo Fisher Scientific, Inc.	150,000	75,670,500
		320,081,768
Pharmaceuticals - 1.9%
Arvinas Holding Co. LLC (a)	250,000	19,250,000
AstraZeneca PLC (United Kingdom)	770,000	92,511,053
Atea Pharmaceuticals, Inc.	140,000	3,007,200
Bristol-Myers Squibb Co.	1,000,000	66,820,000
Chime Biologics Ltd. (a)(e)	1,008,062	525,029
Eli Lilly & Co.	800,000	183,616,000
Harmony Biosciences Holdings, Inc. (c)	16,125	455,209
Nektar Therapeutics (a)	700,000	12,012,000
Pharvaris BV	260,000	4,724,200
Pliant Therapeutics, Inc.	358,443	10,437,860
Revance Therapeutics, Inc. (a)	240,000	7,113,600
Roche Holding AG (participation certificate)	234,000	88,180,123
Royalty Pharma PLC (a)(d)(e)	3,028	0
Royalty Pharma PLC	560,000	22,954,400
Royalty Pharma PLC (c)	388,170	15,911,088
Theravance Biopharma, Inc. (a)	553,570	8,037,836
UCB SA	80,000	8,362,858
		543,918,456

TOTAL HEALTH CARE		3,642,822,665

INDUSTRIALS - 9.1%
Aerospace & Defense - 1.5%
Axon Enterprise, Inc. (a)	86,500	15,293,200
HEICO Corp. Class A	133,161	16,535,933
L3Harris Technologies, Inc.	224,810	48,592,682
Lockheed Martin Corp.	269,774	102,068,993
Raytheon Technologies Corp.	748,798	63,879,957
Teledyne Technologies, Inc. (a)	30,600	12,816,198
The Boeing Co. (a)	658,800	157,822,128
		417,009,091
Air Freight & Logistics - 0.0%
Air Transport Services Group, Inc. (a)	531,700	12,351,391
Airlines - 0.3%
JetBlue Airways Corp. (a)	4,718,800	79,181,464
Building Products - 1.2%
Fortune Brands Home & Security, Inc.	1,066,476	106,231,674
The AZEK Co., Inc.	2,096,500	89,017,390
Trane Technologies PLC	737,810	135,860,333
		331,109,397
Commercial Services & Supplies - 0.5%
Cintas Corp.	162,028	61,894,696
Copart, Inc. (a)	90,102	11,878,147
CoreCivic, Inc. (a)	205,400	2,150,538
Waste Connection, Inc. (United States)	597,272	71,332,195
		147,255,576
Electrical Equipment - 0.5%
AMETEK, Inc.	950,732	126,922,722
Plug Power, Inc. (a)(b)	243,000	8,308,170
Regal Beloit Corp.	103,500	13,818,285
		149,049,177
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	259,678	49,697,176
Honeywell International, Inc.	287,813	63,131,782
		112,828,958
Machinery - 2.5%
AGCO Corp.	915,300	119,336,814
Caterpillar, Inc.	808,883	176,037,207
Chart Industries, Inc. (a)	379,500	55,528,440
Columbus McKinnon Corp. (NY Shares)	550,800	26,570,592
Deere & Co.	321,300	113,325,723
Fortive Corp.	1,206,394	84,133,918
IDEX Corp.	269,871	59,385,114
ITT, Inc.	410,600	37,606,854
Otis Worldwide Corp.	242,649	19,841,409
		691,766,071
Marine - 0.1%
Eagle Bulk Shipping, Inc. (a)	166,500	7,878,780
Genco Shipping & Trading Ltd.	332,000	6,268,160
		14,146,940
Professional Services - 0.4%
IHS Markit Ltd.	597,354	67,297,902
TransUnion Holding Co., Inc.	506,795	55,651,159
		122,949,061
Road & Rail - 1.7%
CSX Corp.	3,312,678	106,270,710
Landstar System, Inc.	355,985	56,252,750
Lyft, Inc. (a)	1,203,100	72,763,488
Old Dominion Freight Lines, Inc.	483,583	122,733,365
TuSimple Holdings, Inc. (a)	283,100	20,168,044
Uber Technologies, Inc. (a)	598,212	29,982,385
Union Pacific Corp.	295,916	65,080,806
		473,251,548
Trading Companies & Distributors - 0.0%
Air Lease Corp. Class A	254,300	10,614,482

TOTAL INDUSTRIALS		2,561,513,156

INFORMATION TECHNOLOGY - 24.7%
Communications Equipment - 0.2%
Cisco Systems, Inc.	981,600	52,024,800
Electronic Equipment & Components - 0.5%
Cognex Corp.	261,122	21,947,304
Corning, Inc.	1,285,277	52,567,829
TE Connectivity Ltd.	336,441	45,490,188
Trimble, Inc. (a)	221,853	18,154,231
		138,159,552
IT Services - 4.3%
Akamai Technologies, Inc. (a)	507,305	59,151,763
Capgemini SA	634,517	121,885,323
Cognizant Technology Solutions Corp. Class A	1,707,977	118,294,487
DXC Technology Co. (a)	209,483	8,157,268
ExlService Holdings, Inc. (a)	249,092	26,468,516
Gartner, Inc. (a)	230,835	55,908,237
Global Payments, Inc.	444,531	83,367,344
GoDaddy, Inc. (a)	695,500	60,480,680
MasterCard, Inc. Class A	410,200	149,759,918
MongoDB, Inc. Class A (a)	168,300	60,843,816
PayPal Holdings, Inc. (a)	738,652	215,302,285
StoneCo Ltd. Class A (a)	184,200	12,352,452
Twilio, Inc. Class A (a)	105,400	41,544,464
Visa, Inc. Class A	859,700	201,015,054
		1,214,531,607
Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	1,260,061	216,932,102
Intel Corp.	1,380,100	77,478,814
Lam Research Corp.	20,000	13,014,000
Marvell Technology, Inc.	437,044	25,492,777
Microchip Technology, Inc.	602,752	90,256,084
Micron Technology, Inc. (a)	2,068,211	175,756,571
ON Semiconductor Corp. (a)	228,500	8,746,980
Skyworks Solutions, Inc.	223,263	42,810,680
Xilinx, Inc.	358,800	51,896,832
		702,384,840
Software - 11.8%
Adobe, Inc. (a)	538,049	315,103,016
Alteryx, Inc. Class A (a)	187,900	16,163,158
Anaplan, Inc. (a)	1,211,200	64,556,960
Aspen Technology, Inc. (a)	217,400	29,901,196
Autodesk, Inc. (a)	417,732	121,935,971
Blackbaud, Inc. (a)	299,200	22,909,744
Ceridian HCM Holding, Inc. (a)	428,100	41,063,352
Citrix Systems, Inc.	65,040	7,627,241
Constellation Software, Inc.	19,090	28,912,356
DiDi Global, Inc. ADR	37,700	533,078
Elastic NV (a)	381,900	55,665,744
HubSpot, Inc. (a)	90,404	52,680,219
Micro Focus International PLC	959,094	7,261,953
Microsoft Corp.	6,064,459	1,642,861,936
Mimecast Ltd. (a)	423,000	22,440,150
Momentive Global, Inc. (a)	416,400	8,773,548
New Relic, Inc. (a)	276,000	18,483,720
NortonLifeLock, Inc.	1,975,010	53,759,772
Palo Alto Networks, Inc. (a)	230,230	85,426,842
Procore Technologies, Inc. (a)	9,100	864,045
Proofpoint, Inc. (a)	252,300	43,839,648
PTC, Inc. (a)	451,757	63,815,194
Salesforce.com, Inc. (a)	1,104,031	269,681,652
Slack Technologies, Inc. Class A (a)	2,380,245	105,444,854
Smartsheet, Inc. (a)	134,200	9,705,344
Talend SA ADR (a)	347,091	22,769,170
Tenable Holdings, Inc. (a)	886,500	36,656,775
Topicus.Com, Inc.	33,003	2,397,483
Unity Software, Inc. (b)	154,500	16,968,735
Workday, Inc. Class A (a)	399,789	95,445,626
Workiva, Inc. (a)	200,700	22,343,931
Zendesk, Inc. (a)	361,000	52,106,740
		3,338,099,153
Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	10,985,832	1,504,619,551
Western Digital Corp. (a)	423,814	30,162,842
		1,534,782,393

TOTAL INFORMATION TECHNOLOGY		6,979,982,345

MATERIALS - 2.7%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	122,989	35,381,476
Albemarle Corp. U.S.	83,500	14,066,410
Ashland Global Holdings, Inc.	40,300	3,526,250
Balchem Corp.	78,400	10,290,784
CF Industries Holdings, Inc.	157,100	8,082,795
Corbion NV	23,400	1,337,384
Corteva, Inc.	450,700	19,988,545
Diversey Holdings Ltd. (a)	174,400	3,123,504
DuPont de Nemours, Inc.	220,407	17,061,706
Eastman Chemical Co.	47,200	5,510,600
Ecolab, Inc.	145,601	29,989,438
Element Solutions, Inc.	621,800	14,537,684
FMC Corp.	95,652	10,349,546
Huntsman Corp.	219,500	5,821,140
Ingevity Corp. (a)	18,900	1,537,704
Innospec, Inc.	60,400	5,472,844
International Flavors & Fragrances, Inc.	161,220	24,086,268
Linde PLC	279,900	80,919,090
Livent Corp. (a)(b)	271,500	5,256,240
LyondellBasell Industries NV Class A	173,800	17,878,806
Nutrien Ltd.	265,100	16,062,973
Olin Corp.	601,377	27,819,700
PPG Industries, Inc.	128,500	21,815,445
RPM International, Inc.	85,800	7,608,744
Sherwin-Williams Co.	139,383	37,974,898
Stepan Co.	11,300	1,359,051
The Mosaic Co.	131,200	4,186,592
The Scotts Miracle-Gro Co. Class A	11,300	2,168,696
Tronox Holdings PLC	1,323,700	29,650,880
Wacker Chemie AG	38,400	5,921,541
		468,786,734
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	65,922	23,192,019
Summit Materials, Inc. (a)	178,140	6,208,179
Vulcan Materials Co.	131,900	22,959,833
		52,360,031
Containers & Packaging - 0.2%
Aptargroup, Inc.	69,600	9,802,464
Avery Dennison Corp.	69,900	14,695,776
Ball Corp.	204,200	16,544,284
Crown Holdings, Inc.	137,695	14,073,806
Packaging Corp. of America	46,200	6,256,404
		61,372,734
Metals & Mining - 0.6%
Alcoa Corp. (a)	81,800	3,013,512
Allegheny Technologies, Inc. (a)	82,600	1,722,210
Cleveland-Cliffs, Inc. (a)	407,900	8,794,324
Commercial Metals Co.	290,256	8,916,664
First Quantum Minerals Ltd.	600,700	13,844,788
Freeport-McMoRan, Inc.	1,083,800	40,219,818
Kaiser Aluminum Corp.	17,000	2,099,330
Lundin Mining Corp.	2,006,000	18,092,191
MMC Norilsk Nickel PJSC sponsored ADR	95,500	3,253,685
Newmont Corp.	495,756	31,421,015
Nucor Corp.	188,500	18,082,805
Reliance Steel & Aluminum Co.	74,500	11,242,050
Royal Gold, Inc.	50,400	5,750,640
Steel Dynamics, Inc.	138,300	8,242,680
		174,695,712
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	124,900	7,530,221
West Fraser Timber Co. Ltd.	45,200	3,244,876
		10,775,097

TOTAL MATERIALS		767,990,308

REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc.	130,500	23,743,170
American Tower Corp.	467,504	126,291,531
Americold Realty Trust	592,314	22,419,085
CubeSmart	1,405,815	65,117,351
Digital Realty Trust, Inc.	572,072	86,073,953
Douglas Emmett, Inc.	360,800	12,130,096
Equity Lifestyle Properties, Inc.	351,000	26,082,810
Essex Property Trust, Inc.	141,959	42,589,120
Four Corners Property Trust, Inc.	1,093,003	30,177,813
Healthcare Realty Trust, Inc.	817,622	24,692,184
Invitation Homes, Inc.	786,351	29,323,029
Lamar Advertising Co. Class A	239,200	24,977,264
Mid-America Apartment Communities, Inc.	265,700	44,749,194
Prologis (REIT), Inc.	758,891	90,710,241
RLJ Lodging Trust	2,089,385	31,821,334
SBA Communications Corp. Class A	108,200	34,483,340
SITE Centers Corp.	1,024,200	15,424,452
Spirit Realty Capital, Inc.	225,500	10,787,920
Terreno Realty Corp.	120,200	7,755,304
Ventas, Inc.	737,100	42,088,410
VICI Properties, Inc.	1,077,200	33,414,744
Washington REIT (SBI)	176,600	4,061,800
		828,914,145
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	509,500	43,679,435
Realogy Holdings Corp. (a)	818,200	14,907,604
		58,587,039

TOTAL REAL ESTATE		887,501,184

UTILITIES - 2.3%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	406,918	34,421,194
Duke Energy Corp.	259,026	25,571,047
Edison International	671,825	38,844,922
Entergy Corp.	160,800	16,031,760
Evergy, Inc.	521,675	31,524,820
Exelon Corp.	1,171,479	51,908,234
FirstEnergy Corp.	941,879	35,047,318
NextEra Energy, Inc.	1,066,156	78,127,912
NRG Energy, Inc.	317,554	12,797,426
OGE Energy Corp.	146,100	4,916,265
PG&E Corp. (a)	2,916,067	29,656,401
Southern Co.	1,048,355	63,435,961
		422,283,260
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc.:
Class A	56,688	1,429,671
Class C	48,217	1,276,786
NextEra Energy Partners LP	142,075	10,848,847
Sunnova Energy International, Inc. (a)	112,743	4,245,901
The AES Corp.	1,259,896	32,845,489
Vistra Corp.	424,178	7,868,502
		58,515,196
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	1,298,698	31,844,075
Dominion Energy, Inc.	562,213	41,362,010
NiSource, Inc.	919,252	22,521,674
Public Service Enterprise Group, Inc.	379,700	22,683,278
Sempra Energy	368,388	48,804,042
		167,215,079

TOTAL UTILITIES		648,013,535

TOTAL COMMON STOCKS
(Cost $16,676,449,603)		27,630,529,947

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Caris Life Sciences, Inc. Series D (d)(e)	1,077,331	8,726,381
Element Biosciences, Inc. Series C (d)(e)	195,016	4,008,944
ElevateBio LLC Series C (d)(e)	626,000	2,626,070
Inscripta, Inc. Series E (d)(e)	423,474	3,739,275
		19,100,670
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (d)(e)	416,172	5,755,659
Health Care Technology - 0.0%
Aledade, Inc. Series B1 (d)(e)	67,586	2,587,915
Pharmaceuticals - 0.0%
Aristea Therapeutics, Inc. Series B (d)(e)	391,809	3,541,953
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $29,759,796)		30,986,197
	Principal Amount	Value

Convertible Bonds - 0.0%
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
The Real Good Food Co. LLC 1% (Cost $1,499,100)(d)(e)(f)	1,499,100	1,499,100

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.01% 8/5/21 (g)
(Cost $14,059,856)	14,060,000	14,059,360

Preferred Securities - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. 0% (Cost $6,298,800)(d)(e)(f)	$6,298,800	$6,298,800
	Shares	Value

Money Market Funds - 2.2%
Fidelity Cash Central Fund 0.06% (h)	554,204,934	554,315,775
Fidelity Securities Lending Cash Central Fund 0.06% (h)(i)	52,580,337	52,585,595
TOTAL MONEY MARKET FUNDS
(Cost $606,901,369)		606,901,370
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $17,334,968,524)		28,290,274,774
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(49,654,004)
NET ASSETS - 100%		$28,240,620,770

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	909	Sept. 2021	$194,916,870	$2,011,529	$2,011,529

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $77,477,604 or 0.3% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $84,588,386 or 0.3% of net assets.

 (e) Level 3 security

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,546,520.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Aledade, Inc. Series B1	5/7/21	$2,587,915
Ant International Co. Ltd. Class C	5/16/18	$21,348,159
Aristea Therapeutics, Inc. Series B	10/6/20	$2,160,317
Cano Health LLC	11/11/20	$18,000,000
Caris Life Sciences, Inc. Series D	5/11/21	$8,726,381
Circle Internet Financial Ltd. 0%	5/11/21	$6,298,800
dMed Biopharmaceutical Co. Ltd. Series C	12/1/20	$5,910,953
Element Biosciences, Inc. Series C	6/21/21	$4,008,885
ElevateBio LLC Series C	3/9/21	$2,626,070
Inscripta, Inc. Series E	3/30/21	$3,739,275
Royalty Pharma PLC	5/21/15	$357,001
Seer, Inc. Class A	12/8/20	$2,879,355
The Beauty Health Co.	12/8/20	$6,000,000
The Real Good Food Co. LLC 1%	5/7/21	$1,499,100

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$221,696
Fidelity Securities Lending Cash Central Fund	201,396
Total	$423,092

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$--	$5,130,259,842	$4,575,935,962	$(8,106)	$1	$554,315,775	0.9%
Fidelity Securities Lending Cash Central Fund 0.06%	--	800,856,236	748,270,641	--	--	52,585,595	0.2%
Total	$--	$5,931,116,078	$5,324,206,603	$(8,106)	$1	$606,901,370

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$3,185,946,063	$3,185,946,063	$--	$--
Consumer Discretionary	3,278,276,909	3,225,305,419	52,971,490	--
Consumer Staples	1,592,051,675	1,557,994,856	34,056,819	--
Energy	807,143,945	807,143,945	--	--
Financials	3,279,288,162	3,175,407,566	84,537,960	19,342,636
Health Care	3,673,808,862	3,395,542,227	246,755,409	31,511,226
Industrials	2,561,513,156	2,561,513,156	--	--
Information Technology	6,979,982,345	6,972,720,392	7,261,953	--
Materials	767,990,308	767,990,308	--	--
Real Estate	887,501,184	887,501,184	--	--
Utilities	648,013,535	648,013,535	--	--
Corporate Bonds	1,499,100	--	--	1,499,100
U.S. Government and Government Agency Obligations	14,059,360	--	14,059,360	--
Preferred Securities	6,298,800	--	--	6,298,800
Money Market Funds	606,901,370	606,901,370	--	--
Total Investments in Securities:	$28,290,274,774	$27,791,980,021	$439,642,991	$58,651,762
Net unrealized depreciation on unfunded commitments	$(1,122,983)	$--	$(1,122,983)	$--
Derivative Instruments:
Assets
Futures Contracts	$2,011,529	$2,011,529	$--	$--
Total Assets	$2,011,529	$2,011,529	$--	$--
Total Derivative Instruments:	$2,011,529	$2,011,529	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,011,529	$0
Total Equity Risk	2,011,529	0
Total Value of Derivatives	$2,011,529	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021
Assets
Investment in securities, at value (including securities loaned of $51,197,889) — See accompanying schedule: Unaffiliated issuers (cost $16,728,067,155)	$27,683,373,404
Fidelity Central Funds (cost $606,901,369)	606,901,370
Total Investment in Securities (cost $17,334,968,524)		$28,290,274,774
Cash		1,901,645
Foreign currency held at value (cost $1,400,563)		1,378,290
Receivable for investments sold		65,664,864
Receivable for fund shares sold		1,991,179
Dividends receivable		18,062,473
Interest receivable		2,249
Distributions receivable from Fidelity Central Funds		36,165
Receivable for daily variation margin on futures contracts		299,970
Other receivables		1,305
Total assets		28,379,612,914
Liabilities
Payable for investments purchased	$78,859,998
Payable for fund shares redeemed	6,299,755
Unrealized depreciation on unfunded commitments	1,122,983
Other payables and accrued expenses	123,813
Collateral on securities loaned	52,585,595
Total liabilities		138,992,144
Net Assets		$28,240,620,770
Net Assets consist of:
Paid in capital		$16,262,363,273
Total accumulated earnings (loss)		11,978,257,497
Net Assets		$28,240,620,770
Net Asset Value, offering price and redemption price per share ($28,240,620,770 ÷ 212,762,625 shares)		$132.73

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period September 18, 2020 (commencement of operations) to June 30, 2021
Investment Income
Dividends		$222,589,293
Interest		19,775
Income from Fidelity Central Funds (including $201,396 from security lending)		423,092
Total income		223,032,160
Expenses
Custodian fees and expenses	$248,393
Independent directors' fees and expenses	81,474
Legal	17,817
Miscellaneous	206
Total expenses before reductions	347,890
Expense reductions	(93)
Total expenses after reductions		347,797
Net investment income (loss)		222,684,363
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,846,814,825
Fidelity Central Funds	(8,106)
Foreign currency transactions	(3,646,141)
Futures contracts	24,519,364
Total net realized gain (loss)		1,867,679,942
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	5,248,793,284
Fidelity Central Funds	1
Unfunded commitments	(1,122,983)
Assets and liabilities in foreign currencies	3,055,677
Futures contracts	2,011,529
Total change in net unrealized appreciation (depreciation)		5,252,737,508
Net gain (loss)		7,120,417,450
Net increase (decrease) in net assets resulting from operations		$7,343,101,813

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period September 18, 2020 (commencement of operations) to June 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$222,684,363
Net realized gain (loss)	1,867,679,942
Change in net unrealized appreciation (depreciation)	5,252,737,508
Net increase (decrease) in net assets resulting from operations	7,343,101,813
Distributions to shareholders	(325,383,396)
Affiliated share transactions
Proceeds from sales of shares	1,706,447,125
Net asset value of shares issued in exchange for the net assets of each Target Fund (note 10)	21,629,434,310
Reinvestment of distributions	325,383,378
Cost of shares redeemed	(2,438,362,460)
Net increase (decrease) in net assets resulting from share transactions	21,222,902,353
Total increase (decrease) in net assets	28,240,620,770
Net Assets
Beginning of period	–
End of period	$28,240,620,770
Other Information
Shares
Sold	14,502,448
Issued in exchange for the shares of each Target Fund (note 10)	216,294,365
Issued in reinvestment of distributions	2,778,660
Redeemed	(20,812,848)
Net increase (decrease)	212,762,625

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity U.S. Equity Central Fund

Years ended June 30,	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$100.00
Income from Investment Operations
Net investment income (loss)B	1.05
Net realized and unrealized gain (loss)	33.21
Total from investment operations	34.26
Distributions from net investment income	(.87)
Distributions from net realized gain	(.66)
Total distributions	(1.53)
Net asset value, end of period	$132.73
Total ReturnC,D	34.47%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H
Expenses net of fee waivers, if any	- %G,H
Expenses net of all reductions	- %G,H
Net investment income (loss)	1.12%G
Supplemental Data
Net assets, end of period (000 omitted)	$28,240,621
Portfolio turnover rateI	47%G,J

 A For the period September 18, 2020 (commencement of operations) to June 30, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended June 30, 2021

1. Organization.

Fidelity U.S. Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2021, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$11,095,533,789
Gross unrealized depreciation	(189,008,021)
Net unrealized appreciation (depreciation)	$10,906,525,768
Tax Cost	$17,382,626,034

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$239,870,536
Undistributed long-term capital gain	$828,805,515
Net unrealized appreciation (depreciation) on securities and other investments	$10,909,581,445

The tax character of distributions paid was as follows:

June 30, 2021(a)
Ordinary Income	$185,170,340
Long-term Capital Gains	140,213,056
Total	$325,383,396

 (a) For the period September 18, 2020 (commencement of operations) to June 30, 2021.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on these commitments is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and in the Statement of Operations as Change in unrealized appreciation (depreciation) on unfunded commitments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, and securities acquired in the merger, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity U.S. Equity Central Fund	8,829,305,296	9,414,149,660

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity U.S. Equity Central Fund	$172,984

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity U.S. Equity Central Fund	706,713,156	581,398,117

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity U.S. Equity Central Fund	1,125

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity U.S. Equity Central Fund	$21,516	$6,429	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $93.

9. Other.

Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Merger Information.

On September 18, 2020, the Fund acquired all of the assets and assumed all of the liabilities of each Target Fund listed in the below table pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The securities held by each Target Fund were the primary assets acquired by the Fund. Each acquisition was accomplished by an exchange of shares of the Fund for shares then outstanding of each Target Fund at their respective net asset value on the acquisition date. The reorganization provides shareholders of each Target Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of each Target Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from each Target Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Target Funds	Securities $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio %
Fidelity Communication Services Central Fund	2,141,812,833	519,302,172	2,120,801,164	21,208,011	2.404169
Fidelity Consumer Discretionary Central Fund	2,379,545,185	1,008,679,474	2,377,079,793	23,770,800	4.114729
Fidelity Consumer Staples Central Fund	1,404,755,423	183,109,941	1,408,546,669	14,085,469	2.173535
Fidelity Energy Central Fund	492,966,055	(166,203,567)	492,316,660	4,923,164	.592504
Fidelity Financials Central Fund	2,972,669,112	121,195,967	2,979,099,815	29,791,012	.892308
Fidelity Health Care Central Fund	3,329,427,513	1,050,591,177	3,330,176,008	33,301,760	5.057539
Fidelity Industrials Central Fund	1,767,416,176	475,772,074	1,769,747,563	17,697,476	2.866827
Fidelity Information Technology Central Fund	6,093,403,752	2,363,995,847	6,085,657,837	60,856,583	5.380155
Fidelity Materials Central Fund	509,207,518	93,756,573	509,656,880	5,096,569	2.038593
Fidelity Utilities Central Fund	555,511,461	56,313,305	556,351,921	5,563,521	1.681890

Surviving Fund	Net assets $	Total net assets after the acquisition $
Fidelity U.S. Equity Central Fund	100	21,629,434,410

Pro forma results of operations of the combined entity for the entire period ended June 30, 2021 as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$285,180,268
Total net realized gain (loss)	2,242,434,479
Total change in net unrealized appreciation (depreciation)	6,315,625,250
Net increase (decrease) in net assets resulting from operations	$8,843,239,997

Because the combined investment portfolios have been managed as a single portfolio since each acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of each Target Fund that has been included in the Fund's accompanying Statement of Operations since September 18, 2020.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Central Investment Portfolios LLC and the Shareholders of Fidelity U.S. Equity Central Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity U.S. Equity Central Fund (the "Fund"), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of June 30, 2021, the related statement of operations, the statement of changes in net assets and the financial highlights for the period from September 18, 2020 (commencement of operations) through June 30, 2021, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2021, and the results of its operations, the changes in its net assets and the financial highlights for the period from September 18, 2020 (commencement of operations) through June 30, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2021, by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from issuers of privately offered securities and brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

August 12, 2021

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Directors and Officers (Trustees and Officers)

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 314 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Bettina Doulton (1964)

Year of Election or Appointment: 2020

Trustee

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Acting Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the LLC or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Thomas P. Bostick (1956)

Year of Election or Appointment: 2021

Trustee

Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and Managing Partner, Sustainability, of Ridge-Lane Limited Partners (strategic advisory and venture development, 2016-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of NYC Leadership Academy (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present), as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Thomas A. Kennedy (1955)

Year of Election or Appointment: 2021

Trustee

Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).

Oscar Munoz (1959)

Year of Election or Appointment: 2021

Trustee

Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Investment Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2004

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
Fidelity U.S. Equity Central Fund	.0016%
Actual		$1,000.00	$1,151.40	$.01
Hypothetical-C		$1,000.00	$1,024.79	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended June 30, 2021, $966,726,595, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 100%, 95%, and 95% of the dividends distributed in December, March, and June, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

The following funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended September 18, 2020, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Communication Services Central Fund	$55,222,235
Fidelity Consumer Discretionary Central Fund	$1,178,237
Fidelity Financials Central Fund	$83,537,856
Fidelity Health Care Central Fund	$192,119,128
Fidelity Information Technology Central Fund	$345,877,487

The following funds hereby designate the percentages noted below of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders:

September, 2020
Fidelity Health Care Central Fund	100%
Fidelity Information Technology Central Fund	100%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

Fidelity Communication Services Central Fund
December 2019	6%
February 2020	84%
April 2020	84%
May 2020	84%
June 2020	84%
July 2020	84%
August 2020	84%
September 2020	84%
Fidelity Consumer Discretionary Central Fund
October 2019	54%
November 2019	86%
December 2019	86%
February 2020	93%
March 2020	93%
April 2020	93%
May 2020	93%
June 2020	93%
July 2020	93%
August 2020	93%
September 2020	93%
Fidelity Consumer Staples Central Fund
October 2019	24%
November 2019	55%
December 2019	87%
February 2020	90%
March 2020	90%
April 2020	90%
May 2020	90%
June 2020	90%
July 2020	90%
August 2020	90%
September 2020	90%
Fidelity Energy Central Fund
November 2019	30%
December 2019	84%
March 2020	92%
May 2020	92%
June 2020	92%
July 2020	92%
August 2020	92%
September 2020	92%
Fidelity Financials Central Fund
November 2019	32%
December 2019	68%
March 2020	83%
April 2020	83%
May 2020	83%
June 2020	83%
July 2020	83%
August 2020	83%
September 2020	83%
Fidelity Health Care Central Fund
December 2019	49%
February 2020	10%
March 2020	10%
April 2020	10%
May 2020	10%
June 2020	10%
July 2020	10%
August 2020	10%
September 2020	10%
Fidelity Industrials Central Fund
October 2019	34%
November 2019	89%
December 2019	91%
February 2020	89%
March 2020	89%
April 2020	89%
May 2020	89%
June 2020	89%
July 2020	89%
August 2020	89%
September 2020	89%
Fidelity Information Technology Central Fund
November 2019	21%
December 2019	51%
February 2020	28%
March 2020	28%
April 2020	28%
May 2020	28%
June 2020	28%
July 2020	28%
August 2020	28%
September 2020	28%
Fidelity Materials Central Fund
November 2019	5%
December 2019	75%
February 2020	60%
March 2020	60%
April 2020	60%
May 2020	60%
June 2020	60%
July 2020	60%
August 2020	60%
September 2020	60%
Fidelity Utilities Central Fund
October 2019	67%
November 2019	67%
December 2019	90%
March 2020	100%
April 2020	100%
May 2020	100%
June 2020	100%
July 2020	100%
August 2020	100%
September 2020	100%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Communication Services Central Fund
October 2019	1%
November 2019	1%
December 2019	7%
February 2020	84%
April 2020	84%
May 2020	84%
June 2020	84%
July 2020	84%
August 2020	84%
September 2020	84%
Fidelity Consumer Discretionary Central Fund
October 2019	100%
November 2019	98%
December 2019	98%
February 2020	98%
March 2020	98%
April 2020	98%
May 2020	98%
June 2020	98%
July 2020	98%
August 2020	98%
September 2020	98%
Fidelity Consumer Staples Central Fund
October 2019	74%
November 2019	85%
December 2019	96%
February 2020	94%
March 2020	94%
April 2020	94%
May 2020	94%
June 2020	94%
July 2020	94%
August 2020	94%
September 2020	94%
Fidelity Energy Central Fund
October 2019	4%
November 2019	38%
December 2019	97%
March 2020	100%
May 2020	100%
June 2020	100%
July 2020	100%
August 2020	100%
September 2020	100%
Fidelity Financials Central Fund
November 2019	33%
December 2019	68%
March 2020	86%
April 2020	86%
May 2020	86%
June 2020	86%
July 2020	86%
August 2020	86%
September 2020	86%
Fidelity Health Care Central Fund
October 2019	21%
November 2019	21%
December 2019	62%
February 2020	18%
March 2020	18%
April 2020	18%
May 2020	18%
June 2020	18%
July 2020	18%
August 2020	18%
September 2020	18%
Fidelity Industrials Central Fund
October 2019	87%
November 2019	96%
December 2019	97%
February 2020	99%
March 2020	99%
April 2020	99%
May 2020	99%
June 2020	99%
July 2020	99%
August 2020	99%
September 2020	99%
Fidelity Information Technology Central Fund
October 2019	4%
November 2019	24%
December 2019	52%
February 2020	30%
March 2020	30%
April 2020	30%
May 2020	30%
June 2020	30%
July 2020	30%
August 2020	30%
September 2020	30%
Fidelity Materials Central Fund
October 2019	57%
November 2019	59%
December 2019	95%
February 2020	96%
March 2020	96%
April 2020	96%
May 2020	96%
June 2020	96%
July 2020	96%
August 2020	96%
September 2020	96%
Fidelity Utilities Central Fund
October 2019	97%
November 2019	97%
December 2019	98%
March 2020	100%
April 2020	100%
May 2020	100%
June 2020	100%
July 2020	100%
August 2020	100%
September 2020	100%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Communication Services Central Fund
October 2019	1%
November 2019	1%
December 2019	1%
Fidelity Consumer Discretionary Central Fund
February 2020	1%
March 2020	1%
April 2020	1%
May 2020	1%
June 2020	1%
July 2020	1%
August 2020	1%
September 2020	1%
Fidelity Financials Central Fund
October 2019	100%
November 2019	63%
December 2019	22%
March 2020	15%
April 2020	15%
May 2020	15%
June 2020	15%
July 2020	15%
August 2020	15%
September 2020	15%

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity U.S. Equity Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

USE-ANN-0821
1.9900193.100

Item 2.

Code of Ethics

As of the end of the period, June 30, 2021, Fidelity Central Investment Portfolios LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity U.S. Equity Central Fund (the “Fund”):

Services Billed by Deloitte Entities

June 30, 2021 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity U.S. Equity Central Fund	$38,100	$-	$7,000	$700

June 30, 2020 FeesB

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity U.S. Equity Central Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B The Fidelity U.S. Equity Central Fund commenced operations on September 18, 2020.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	June 30, 2021A,B	June 30, 2020 B
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity U.S. Equity Central Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	June 30, 2021A,B	June 30, 2020 B
Deloitte Entities	$529,300	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity U.S. Equity Central Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 19, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 19, 2021